Fair Value (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2016
Included in Debt Discount	52
Reclassification of warrants to derivative liabilities	(209)
Change in fair value of derivative	(51)
Balance at December 31, 2016	210
Warrant Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2016
Included in Debt Discount
Reclassification of warrants to derivative liabilities	209
Change in fair value of derivative
Balance at December 31, 2016	209
Embedded Conversion Feature [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2016
Included in Debt Discount	52
Reclassification of warrants to derivative liabilities
Change in fair value of derivative	(51)
Balance at December 31, 2016	$ 1